UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997
Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	November 30
Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Wealth Builder Fund	August 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 56.65%
Consumer Discretionary – 4.22%
Asian Pay Television Trust	3,169,600	$1,267,887
Bayerische Motoren Werke	5,495	478,154
Ford Motor	673,600	8,487,360
JC Penney †	250,000	2,357,500
Kering	1,478	280,186
Mattel	196,000	6,493,480
Nitori Holdings	3,286	333,157
Publicis Groupe	3,037	225,446
Sumitomo Rubber Industries	27,700	410,688
Target	110,800	7,777,052
Techtronic Industries	110,000	445,953
Toyota Motor	13,600	819,956
Valeo	4,787	247,707
Yue Yuen Industrial Holdings	189,000	803,991
		30,428,517
Consumer Staples – 6.98%
Archer-Daniels-Midland	111,800	4,892,368
Aryzta †	7,820	311,512
Carlsberg Class B	5,490	514,695
Coca-Cola	39,793	1,728,210
Coca-Cola Amatil	43,671	320,989
Japan Tobacco	15,400	596,561
Kimberly-Clark	77,200	9,886,232
Kraft Heinz	112,300	10,049,727
Procter & Gamble	116,300	10,154,153
Reynolds American	135,500	6,716,735
Tesco †	136,690	298,589
Wal-Mart Stores	67,600	4,829,344
		50,299,115
Diversified REITs – 0.92%
CoreSite Realty	30,000	2,340,600
GEO Group	125,000	2,505,000
Vornado Realty Trust ∞	17,200	1,776,932
		6,622,532
Energy – 7.27%
Chevron	66,400	6,678,512
CNOOC	294,000	361,173
ConocoPhillips	161,700	6,637,785
Occidental Petroleum	67,800	5,210,430
Plains GP Holdings Class A	89,800	1,021,924
Royal Dutch Shell ADR	188,900	9,764,241
Spectra Energy	181,200	6,454,344

NQ-129 [8/16] 10/16 (17650)     1

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Energy (continued)
Suncor Energy	12,100	$328,104
TOTAL	9,703	462,692
TOTAL ADR	206,600	9,865,150
Williams	201,400	5,627,116
		52,411,471
Financials – 4.80%
Arthur J. Gallagher	201,400	9,951,174
AXA	24,644	517,346
Bank Rakyat Indonesia Persero	422,698	371,235
BB&T	262,100	10,090,850
ING Groep	38,841	486,109
Mitsubishi UFJ Financial Group	143,100	780,193
Nordea Bank	66,975	654,834
Standard Chartered †	59,425	500,978
UniCredit	100,298	257,989
Wells Fargo	216,500	10,998,200
		34,608,908
Healthcare – 8.50%
AbbVie	149,900	9,608,590
Amgen	28,600	4,863,716
AstraZeneca ADR	290,700	9,537,867
Johnson & Johnson	93,800	11,194,092
Merck	185,500	11,647,545
Novartis	8,442	664,339
Pfizer	327,638	11,401,802
Sanofi	9,175	706,880
Shire	5,210	325,724
STADA Arzneimittel	9,184	493,160
Teva Pharmaceutical Industries ADR	15,872	799,790
		61,243,505
Hotel REITs – 0.27%
Hospitality Properties Trust	39,000	1,189,110
Pebblebrook Hotel Trust ∞	24,000	720,960
		1,910,070
Industrial REIT – 0.11%
Terreno Realty ∞	28,540	763,730
		763,730
Industrials – 3.34%
CSX	174,500	4,934,860
Deutsche Post	18,110	573,703
East Japan Railway	7,146	611,932

2     NQ-129 [8/16] 10/16 (17650)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Industrials (continued)
ITOCHU	52,289	$617,067
Koninklijke Philips	18,826	546,826
Meggitt	66,752	410,490
Minebea	41,100	417,098
Rexel	14,153	227,411
Teleperformance	3,951	409,556
United Technologies	46,700	4,970,281
Vinci	9,335	707,961
Waste Management	151,100	9,661,334
		24,088,519
Information Technology – 8.19%
CA @	340,664	11,551,916
Canon ADR	233,700	6,690,831
CGI Group Class A †	13,946	678,796
Cisco Systems	375,300	11,799,432
Intel	331,800	11,908,302
Microsoft	126,809	7,286,445
Playtech	41,282	493,848
QUALCOMM	43,400	2,737,238
Samsung Electronics	609	884,825
Xerox @	505,100	4,975,235
		59,006,868
Mall REITs – 0.77%
General Growth Properties ∞	67,200	1,958,208
Simon Property Group ∞	16,563	3,568,830
		5,527,038
Manufactured Housing REIT – 0.12%
Equity LifeStyle Properties ∞	11,527	893,688
		893,688
Materials – 1.69%
Alamos Gold	19,352	136,205
Dow Chemical	108,200	5,803,848
EI du Pont de Nemours	84,000	5,846,400
Rio Tinto	8,587	259,461
Yamana Gold	33,813	136,912
		12,182,826
Mixed REIT – 0.28%
Duke Realty ∞	70,700	1,988,084
		1,988,084
Multifamily REITs – 1.38%
ADO Properties 144A #	31,282	1,372,362

NQ-129 [8/16] 10/16 (17650)     3

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Multifamily REITs (continued)
American Campus Communities ∞	6,700	$335,737
American Homes 4 Rent ∞	72,090	1,576,608
Apartment Investment & Management ∞	32,100	1,450,278
Equity Residential ∞	22,400	1,453,088
Gecina	8,692	1,359,793
Post Properties	17,300	1,146,644
Vonovia	32,489	1,264,227
		9,958,737
Office REITs – 1.37%
Boston Properties ∞	5,100	714,663
Easterly Government Properties	105,700	2,060,093
Empire State Realty Trust ∞	68,600	1,472,842
Equity Commonwealth †∞	61,100	1,911,819
Hudson Pacific Properties ∞	15,000	502,050
Intervest Offices & Warehouses	66,160	1,827,243
Mack-Cali Realty	48,800	1,354,688
		9,843,398
Shopping Center REITs – 1.20%
Brixmor Property Group ∞	77,400	2,210,544
DDR ∞	71,900	1,359,629
Kimco Realty	22,900	688,145
Klepierre	15,999	749,714
Ramco-Gershenson Properties Trust @∞	36,700	713,081
Retail Properties of America	61,200	1,040,400
Urban Edge Properties	39,600	1,134,936
Wheeler Real Estate Investment Trust	420,430	739,957
		8,636,406
Single Tenant REIT – 0.34%
STORE Capital ∞	81,900	2,426,697
		2,426,697
Telecommunication Services – 3.28%
AT&T	270,000	11,037,600
Century Communications @=†	1,625,000	0
Mobile TeleSystems ADR	17,803	144,738
Nippon Telegraph & Telephone	17,474	767,765
Tele2 Class B	39,721	330,597
Verizon Communications	217,100	11,360,843
		23,641,543
Utilities – 1.62%
Edison International	66,400	4,828,608

4     NQ-129 [8/16] 10/16 (17650)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Utilities (continued)
National Grid	21,651	$297,531
National Grid ADR	93,900	6,525,111
		11,651,250
Total Common Stock (cost $374,430,162)		408,132,902

Exchange-Traded Funds – 0.92%
ProShares Short High Yield†	65,600	1,660,336
SPDR Gold Shares†	21,000	2,620,380
VanEck Vectors High-Yield Municipal Index	72,500	2,349,000
Total Exchange-Traded Funds (cost $6,683,151)		6,629,716
Master Limited Partnership – 0.67%
Blackstone Group	92,400	2,533,608
Merion Countryside 144A #@=	2,080,418	1,937,285
Valero Energy Partners	7,900	330,931
Total Master Limited Partnership (cost $4,950,184)		4,801,824

Convertible Preferred Stock – 1.99%
A Schulman 6.00% exercise price $52.33, expiration date
12/31/49 @	642	454,977
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49	1,335	1,656,722
Crown Castle International 4.50% exercise price $85.77,
expiration date 11/1/16	15,000	1,690,650
El Paso Energy Capital Trust I 4.75% exercise price
$50.00, expiration date 3/31/28 @	39,900	2,074,401
Exelon 6.50% exercise price $43.75, expiration date
6/1/17	41,750	1,979,367
Halcon Resources 5.75% exercise price $30.78, expiration
date 12/31/49	789	36,294
Huntington Bancshares 8.50% exercise price $11.95,
expiration date 12/31/49 @	1,437	2,043,414
Maiden Holdings 7.25% exercise price $15.05, expiration
date 9/15/16	34,260	1,729,102
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49	1,989	2,690,123
Total Convertible Preferred Stock (cost $14,289,604)		14,355,050

	Principal amount°
Commercial Mortgage-Backed Security – 0.08%
JPMBB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	500,000	553,723
Total Commercial Mortgage-Backed Security (cost $528,066)		553,723

NQ-129 [8/16] 10/16 (17650)     5

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds – 8.50%
Communications – 1.35%
Alaska Communications Systems Group 6.25% exercise
price $10.28, maturity date 5/1/18 @	2,913,000	$2,865,664
Clearwire Communications 144A 8.25% exercise price
$7.08, maturity date 12/1/40 #	2,873,000	3,004,081
DISH Network 144A 3.375% exercise price $65.18,
maturity date 8/15/26 #	1,058,000	1,108,916
Liberty Interactive 144A 1.00% exercise price $64.18,
maturity date 9/30/43 #	2,662,000	2,301,645
Liberty Media 144A 2.25% exercise price $104.55,
maturity date 9/30/46 #	420,000	433,387
		9,713,693
Consumer Cyclical – 0.43%
Meritor 4.00% exercise price $26.73, maturity date
2/15/27 ϕ	3,072,000	3,083,520
		3,083,520
Consumer Non-Cyclical – 1.73%
Brookdale Senior Living 2.75% exercise price $29.33,
maturity date 6/15/18	2,277,000	2,281,269
HealthSouth 2.00% exercise price $37.59, maturity date
12/1/43	1,718,000	2,032,609
Hologic 2.00% exercise price $31.18, maturity date
3/1/42 ϕ	913,000	1,247,957
NuVasive 144A 2.25% exercise price $59.82, maturity date
3/15/21 #	643,000	808,171
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
maturity date 12/15/18 @	2,710,000	2,516,913
Vector Group 1.75% exercise price $24.64, maturity date
4/15/20 ●	2,566,000	2,872,316
Vector Group 2.50% exercise price $15.98, maturity date
1/15/19 ●	481,000	694,078
		12,453,313
Energy – 0.18%
Helix Energy Solutions Group 3.25% exercise price
$25.02, maturity date 3/15/32	1,387,000	1,300,313
		1,300,313
Financials – 1.23%
Ares Capital 4.75% exercise price $19.83, maturity date
1/15/18	1,298,000	1,349,920
Blackhawk Network Holdings 144A 1.50% exercise price
$49.83, maturity date 1/15/22 #	1,207,000	1,216,053
GAIN Capital Holdings 4.125% exercise price $12.00,
maturity date 12/1/18 @	2,037,000	1,956,793

6     NQ-129 [8/16] 10/16 (17650)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Financials (continued)
Jefferies Group 3.875% exercise price $44.19, maturity
date 11/1/29	2,284,000	$2,325,397
New Mountain Finance 5.00% exercise price $15.93,
maturity date 6/15/19 @	1,943,000	1,996,433
		8,844,596
Industrials – 0.37%
Atlas Air Worldwide Holdings 2.25% exercise price $74.05,
maturity date 6/1/22	1,406,000	1,311,974
Chart Industries 2.00% exercise price $69.03, maturity
date 8/1/18 @	1,424,000	1,389,290
		2,701,264
REITs – 1.00%
Blackstone Mortgage Trust 5.25% exercise price $28.36,
maturity date 12/1/18	3,147,000	3,430,230
Spirit Realty Capital 3.75% exercise price $13.10, maturity
date 5/15/21 @	1,350,000	1,535,632
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20 @	2,170,000	2,217,480
		7,183,342
Technology – 2.21%
Cardtronics 1.00% exercise price $52.35, maturity date
12/1/20	1,692,000	1,799,865
Ciena 144A 3.75% exercise price $20.17, maturity date
10/15/18 #	1,154,000	1,454,761
Electronics For Imaging 0.75% exercise price $52.72,
maturity date 9/1/19	1,673,000	1,814,159
j2 Global 3.25% exercise price $69.08, maturity date
6/15/29	1,417,000	1,684,459
Knowles 144A 3.25% exercise price $18.43, maturity date
11/1/21 #	557,000	586,939
Micron Technology 3.00% exercise price $29.16, maturity
date 11/15/43	2,307,000	2,070,533
Nuance Communications 2.75% exercise price $32.30,
maturity date 11/1/31	1,928,000	1,943,665
PROS Holdings 2.00% exercise price $33.79, maturity
date 12/1/19	2,263,000	2,178,137
Verint Systems 1.50% exercise price $64.46, maturity date
6/1/21	2,595,000	2,419,838
		15,952,356
Total Convertible Bonds (cost $59,588,229)		61,232,397

NQ-129 [8/16] 10/16 (17650)     7

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 14.63%
Banking – 0.51%
Credit Suisse Group 144A 6.25% 12/29/49 #●	560,000	$549,847
JPMorgan Chase 6.75% 8/29/49 ●	1,010,000	1,140,250
Lloyds Banking Group 7.50% 4/30/49 ●	415,000	422,781
Popular 7.00% 7/1/19	700,000	726,250
Royal Bank of Scotland Group 8.625% 12/29/49 ●	315,000	321,694
UBS Group 6.875% 12/29/49 ●	520,000	518,359
		3,679,181
Basic Industry – 1.46%
AK Steel 7.625% 5/15/20	363,000	355,740
ArcelorMittal 10.85% 6/1/19	330,000	395,175
Ball 5.25% 7/1/25	250,000	271,563
Boise Cascade 144A 5.625% 9/1/24 #	570,000	584,250
Builders FirstSource
144A 5.625% 9/1/24 #	260,000	265,850
144A 10.75% 8/15/23 #	795,000	906,300
Cemex Finance 144A 6.00% 4/1/24 #	230,000	243,225
Chemours
6.625% 5/15/23	290,000	279,850
7.00% 5/15/25	160,000	153,900
CVR Partners 144A 9.25% 6/15/23 #	285,000	283,575
FMG Resources August 2006
144A 6.875% 4/1/22 #	820,000	848,700
144A 9.75% 3/1/22 #	100,000	116,000
James Hardie International Finance 144A
5.875% 2/15/23 #	445,000	466,137
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	215,000	237,037
Kraton Polymers 144A 10.50% 4/15/23 #	245,000	274,400
NCI Building Systems 144A 8.25% 1/15/23 #	440,000	484,000
New Gold
144A 6.25% 11/15/22 #	201,000	208,537
144A 7.00% 4/15/20 #	210,000	217,350
NOVA Chemicals 144A 5.00% 5/1/25 #	420,000	434,700
PQ 144A 6.75% 11/15/22 #	510,000	541,875
Rayonier AM Products 144A 5.50% 6/1/24 #	349,000	323,977
Steel Dynamics 5.50% 10/1/24	305,000	322,538
Summit Materials
6.125% 7/15/23	605,000	617,100
144A 8.50% 4/15/22 #	130,000	142,675
US Concrete 6.375% 6/1/24	515,000	538,175
Vale Overseas 5.875% 6/10/21	1,000,000	1,038,750
		10,551,379

8     NQ-129 [8/16] 10/16 (17650)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods – 1.20%
Ardagh Finance Holdings 144A PIK 8.625% 6/15/19 #❖	200,000	$209,500
Ardagh Packaging Finance
144A 4.625% 5/15/23 #	200,000	204,500
144A 6.00% 6/30/21 #	600,000	621,000
144A 7.25% 5/15/24 #	200,000	213,750
BWAY Holding 144A 9.125% 8/15/21 #	649,000	666,847
Cemex
144A 7.25% 1/15/21 #	350,000	376,250
144A 7.75% 4/16/26 #	200,000	227,000
Gardner Denver 144A 6.875% 8/15/21 #	832,000	771,680
KLX 144A 5.875% 12/1/22 #	505,000	532,523
Novelis 144A 6.25% 8/15/24 #	702,000	733,590
Plastipak Holdings 144A 6.50% 10/1/21 #	555,000	579,975
Reynolds Group Issuer 8.25% 2/15/21	690,000	718,379
Signode Industrial Group 144A 6.375% 5/1/22 #	555,000	568,875
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	555,000	585,525
TransDigm 144A 6.375% 6/15/26 #	830,000	850,750
Zekelman Industries 144A 9.875% 6/15/23 #	745,000	799,013
		8,659,157
Consumer Cyclical – 1.08%
American Builders & Contractors Supply 144A
5.75% 12/15/23 #	155,000	164,300
American Tire Distributors 144A 10.25% 3/1/22 #	615,000	548,506
Beacon Roofing Supply 6.375% 10/1/23	395,000	426,600
Boyd Gaming
144A 6.375% 4/1/26 #	200,000	214,000
6.875% 5/15/23	800,000	868,000
Golden Nugget Escrow 144A 8.50% 12/1/21 #	150,000	157,500
Group 1 Automotive 144A 5.25% 12/15/23 #	350,000	356,125
HD Supply 144A 5.75% 4/15/24 #	270,000	288,225
JC Penney 8.125% 10/1/19	510,000	551,437
L Brands
6.75% 7/1/36	250,000	269,875
6.875% 11/1/35	680,000	746,300
M/I Homes 6.75% 1/15/21	420,000	441,000
MGM Resorts International 4.625% 9/1/26	205,000	203,975
Mohegan Tribal Gaming Authority 9.75% 9/1/21	1,090,000	1,173,113
Neiman Marcus Group 144A 8.00% 10/15/21 #	290,000	249,603
Penske Automotive Group 5.50% 5/15/26	505,000	506,576
Scientific Games 8.125% 9/15/18	265,000	266,656
Scientific Games International 10.00% 12/1/22	350,000	325,500
		7,757,291

NQ-129 [8/16] 10/16 (17650)     9

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 1.19%
Albertsons 144A 6.625% 6/15/24 #	495,000	$532,669
Dean Foods 144A 6.50% 3/15/23 #	395,000	420,675
Herc Rentals
144A 7.50% 6/1/22 #	150,000	156,375
144A 7.75% 6/1/24 #	400,000	419,000
JBS Investments 144A 7.75% 10/28/20 #	200,000	213,500
JBS USA 144A 5.75% 6/15/25 #	1,705,000	1,739,100
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	720,000	752,400
NBTY 144A 7.625% 5/15/21 #	750,000	768,750
NES Rentals Holdings 144A 7.875% 5/1/18 #	310,000	303,800
Post Holdings 144A 7.75% 3/15/24 #	445,000	496,731
Prestige Brands 144A 5.375% 12/15/21 #	265,000	275,931
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,075,000	1,173,094
Revlon Escrow 144A 6.25% 8/1/24 #	280,000	291,900
SUPERVALU 7.75% 11/15/22	240,000	228,000
Team Health 144A 7.25% 12/15/23 #	340,000	371,450
US Foods 144A 5.875% 6/15/24 #	425,000	447,313
		8,590,688
Electric – 0.08%
Emera 6.75% 6/15/76 ●	500,000	541,621
		541,621
Energy – 1.77%
Antero Resources
5.375% 11/1/21	205,000	206,281
5.625% 6/1/23	300,000	302,250
6.00% 12/1/20	90,000	92,587
Baytex Energy 144A 5.625% 6/1/24 #	280,000	228,200
Cheniere Corpus Christi Holdings 144A 7.00% 6/30/24 #	235,000	252,625
Continental Resources 5.00% 9/15/22	270,000	262,575
Ecopetrol 7.375% 9/18/43	1,000,000	1,081,500
Energy Transfer Equity 7.50% 10/15/20	315,000	346,500
EnLink Midstream Partners 4.15% 6/1/25	622,000	590,479
Freeport-McMoran Oil & Gas
6.50% 11/15/20	540,000	544,050
6.875% 2/15/23	265,000	259,037
Genesis Energy
5.75% 2/15/21	350,000	349,125
6.00% 5/15/23	105,000	105,000
6.75% 8/1/22	419,000	429,475
Hilcorp Energy I
144A 5.00% 12/1/24 #	271,000	264,225
144A 5.75% 10/1/25 #	197,000	194,045

10     NQ-129 [8/16] 10/16 (17650)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Holly Energy Partners 144A 6.00% 8/1/24 #	280,000	$287,000
Laredo Petroleum 7.375% 5/1/22	595,000	603,925
Murphy Oil
6.00% 8/15/23	525,000	558,863
6.875% 8/15/24	490,000	513,040
Noble Holding International 5.00% 3/16/18	280,000	276,010
NuStar Logistics 6.75% 2/1/21	500,000	533,750
Oasis Petroleum 6.875% 3/15/22	690,000	645,150
QEP Resources 5.25% 5/1/23	535,000	526,975
Regency Energy Partners 5.875% 3/1/22	340,000	373,682
Sabine Pass Liquefaction 144A 5.875% 6/30/26 #	210,000	225,487
Southwestern Energy 6.70% 1/23/25	280,000	289,100
Targa Resources Partners
144A 6.75% 3/15/24 #	500,000	533,750
6.875% 2/1/21	393,000	408,720
Tesoro Logistics 6.375% 5/1/24	390,000	418,275
Transocean 5.05% 10/15/22	675,000	541,688
WPX Energy 7.50% 8/1/20	500,000	515,938
		12,759,307
Financials – 0.29%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	440,000	454,300
Ally Financial 5.75% 11/20/25	800,000	854,000
E*TRADE Financial 5.875% 12/29/49 ●	530,000	551,200
FBM Finance 144A 8.25% 8/15/21 #	245,000	257,863
		2,117,363
Healthcare – 1.21%
Air Medical Merger Sub 144A 6.375% 5/15/23 #	770,000	756,525
Community Health Systems 6.875% 2/1/22	267,000	222,945
DaVita 5.00% 5/1/25	585,000	594,360
HCA
5.375% 2/1/25	850,000	876,563
5.875% 2/15/26	335,000	354,681
HealthSouth
5.75% 11/1/24	350,000	364,700
5.75% 9/15/25	265,000	278,581
Hill-Rom Holdings 144A 5.75% 9/1/23 #	545,000	574,975
IASIS Healthcare 8.375% 5/15/19	850,000	774,563
Immucor 11.125% 8/15/19	110,000	103,950
Kinetic Concepts
10.50% 11/1/18	294,000	303,555
12.50% 11/1/19	395,000	403,887

NQ-129 [8/16] 10/16 (17650)     11

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Mallinckrodt International Finance
4.75% 4/15/23	395,000	$368,584
144A 5.50% 4/15/25 #	100,000	99,000
144A 5.625% 10/15/23 #	185,000	186,619
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	730,000	786,575
Tenet Healthcare 8.125% 4/1/22	740,000	752,950
Valeant Pharmaceuticals International
144A 5.375% 3/15/20 #	295,000	279,513
144A 6.125% 4/15/25 #	240,000	211,500
144A 6.75% 8/15/18 #	440,000	443,476
		8,737,502
Insurance – 0.27%
HUB International
144A 7.875% 10/1/21 #	880,000	902,000
144A 9.25% 2/15/21 #	155,000	164,300
USI 144A 7.75% 1/15/21 #	456,000	467,400
XLIT 6.50% 12/29/49 ●	573,000	430,323
		1,964,023
Media – 1.74%
Altice Luxembourg 144A 7.75% 5/15/22 #	435,000	464,634
CCO Holdings
144A 5.375% 5/1/25 #	245,000	258,781
144A 5.50% 5/1/26 #	45,000	47,756
144A 5.75% 2/15/26 #	540,000	579,150
144A 5.875% 5/1/27 #	470,000	504,075
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	465,000	510,337
Columbus Cable Barbados 144A 7.375% 3/30/21 #	280,000	300,650
CSC Holdings
5.25% 6/1/24	675,000	658,543
144A 10.875% 10/15/25 #	200,000	235,000
DISH DBS
5.875% 11/15/24	140,000	138,600
144A 7.75% 7/1/26 #	579,000	619,235
Gray Television 144A 5.875% 7/15/26 #	565,000	590,425
Lamar Media 144A 5.75% 2/1/26 #	492,000	533,820
Midcontinent Communications & Midcontinent Finance
144A 6.875% 8/15/23 #	325,000	344,500
Nexstar Escrow 144A 5.625% 8/1/24 #	1,080,000	1,104,300
RCN Telecom Services 144A 8.50% 8/15/20 #	465,000	497,550
SFR Group 144A 7.375% 5/1/26 #	1,175,000	1,214,656
Sirius XM Radio 144A 5.375% 4/15/25 #	500,000	525,000
Tribune Media 5.875% 7/15/22	560,000	575,400

12     NQ-129 [8/16] 10/16 (17650)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
Unitymedia 144A 6.125% 1/15/25 #	600,000	$646,500
Virgin Media Secured Finance 144A 5.50% 8/15/26 #	1,000,000	1,047,500
VTR Finance 144A 6.875% 1/15/24 #	465,000	489,273
WideOpenWest Finance 10.25% 7/15/19	605,000	639,788
		12,525,473
Natural Gas – 0.10%
AmeriGas Partners 5.875% 8/20/26	655,000	704,125
		704,125
REITs – 0.83%
Brixmor Operating Partnership 3.875% 8/15/22	1,600,000	1,674,120
Communications Sales & Leasing
144A 6.00% 4/15/23 #	210,000	218,925
8.25% 10/15/23	255,000	267,113
ESH Hospitality 144A 5.25% 5/1/25 #	800,000	803,752
GEO Group
5.125% 4/1/23	265,000	237,837
5.875% 1/15/22	2,000,000	1,900,000
6.00% 4/15/26	365,000	328,956
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	535,000	547,706
		5,978,409
Services – 0.43%
BlueLine Rental Finance 144A 7.00% 2/1/19 #	515,000	448,050
GFL Environmental 144A 9.875% 2/1/21 #	320,000	350,400
Mattamy Group 144A 6.50% 11/15/20 #	350,000	347,375
OPE KAG Finance Sub 144A 7.875% 7/31/23 #	470,000	448,850
United Rentals North America 5.75% 11/15/24	535,000	561,750
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #❆	268,387	144,929
XPO Logistics
144A 6.125% 9/1/23 #	165,000	169,950
144A 6.50% 6/15/22 #	575,000	600,156
		3,071,460
Technology – 0.75%
CommScope 144A 5.50% 6/15/24 #	120,000	126,450
Diamond 1 Finance 144A 8.10% 7/15/36 #	390,000	454,223
Entegris 144A 6.00% 4/1/22 #	420,000	438,375
First Data 144A 7.00% 12/1/23 #	1,703,000	1,790,279
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	40,000	37,700
Infor US 6.50% 5/15/22	735,000	748,781
Micron Technology 144A 7.50% 9/15/23 #	235,000	259,675
Microsemi 144A 9.125% 4/15/23 #	545,000	626,750
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	285,000	313,856

NQ-129 [8/16] 10/16 (17650)     13

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Solera 144A 10.50% 3/1/24 #	340,000	$378,250
Western Digital 144A 10.50% 4/1/24 #	180,000	203,850
		5,378,189
Telecommunications – 1.39%
CenturyLink
6.75% 12/1/23	525,000	554,531
7.50% 4/1/24	130,000	141,294
Cogent Communications Finance 144A
5.625% 4/15/21 #@	435,000	444,787
Cogent Communications Group 144A 5.375% 3/1/22 #	190,000	196,650
CommScope Technologies Finance 144A 6.00% 6/15/25 #	395,000	421,169
Digicel 144A 6.75% 3/1/23 #	550,000	504,625
Digicel Group
144A 7.125% 4/1/22 #	1,250,000	1,018,750
144A 8.25% 9/30/20 #	560,000	509,600
Frontier Communications
10.50% 9/15/22	322,000	351,584
11.00% 9/15/25	350,000	379,313
Level 3 Financing 5.375% 5/1/25	495,000	521,606
Millicom International Cellular 144A 6.00% 3/15/25 #	1,000,000	1,027,500
Sable International Finance 144A 6.875% 8/1/22 #	280,000	291,200
Sprint
7.125% 6/15/24	235,000	220,313
7.25% 9/15/21	490,000	486,938
7.875% 9/15/23	10,000	9,770
Sprint Communications
144A 7.00% 3/1/20 #	410,000	441,775
7.00% 8/15/20	380,000	376,200
T-Mobile USA
6.00% 3/1/23	245,000	260,629
6.00% 4/15/24	210,000	224,175
6.375% 3/1/25	180,000	194,175
6.50% 1/15/26	430,000	472,194
Wind Acquisition Finance 144A 7.375% 4/23/21 #	515,000	531,738
Zayo Group 6.00% 4/1/23	385,000	402,325
		9,982,841
Utilities – 0.33%
AES
5.50% 4/15/25	410,000	422,480
6.00% 5/15/26	95,000	100,937
Calpine
5.50% 2/1/24	325,000	325,813

14     NQ-129 [8/16] 10/16 (17650)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Calpine
5.75% 1/15/25	620,000	$620,000
Dynegy
7.375% 11/1/22	40,000	39,700
7.625% 11/1/24	670,000	659,950
Enel 144A 8.75% 9/24/73 #●	200,000	234,000
		2,402,880
Total Corporate Bonds (cost $102,316,831)		105,400,889

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust
Series 2007-B 144A 0.00% 1/15/87 #@⧫	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 1.04%
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,215,730
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,166,640
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,435,550
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,135,490
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,178,260
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	65,000	79,940
Series A 7.50% 6/1/49	325,000	403,939
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41	750,000	914,955

Total Municipal Bonds (cost $6,430,456)		7,530,504

Senior Secured Loans – 0.89%«
Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	567,125	506,159
Amaya Holdings 1st Lien 5.00% 8/1/21	547,236	542,486
Applied Systems 2nd Lien 7.50% 1/23/22 @	759,104	763,848
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	569,275	571,884
Blue Ribbon 1st Lien 5.00% 11/13/21	234,238	235,262
Chesapeake Energy 1st Lien 8.50% 8/23/21	230,000	237,140
Flint Group 2nd Lien 8.25% 9/7/22 @	530,000	500,850

NQ-129 [8/16] 10/16 (17650)     15

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
FMG Resources August 2006 1st Lien 3.75% 6/30/19	521,854	$519,198
Frank Russell Tranche B 1st Lien 6.75% 6/1/23	289,000	272,563
Immucor Tranche B2 1st Lien 5.00% 8/17/18	418,915	408,442
KIK Custom Products 1st Lien 6.00% 8/26/22 @	327,712	327,507
KRATON Polymers Tranche B 1st Lien 6.00% 1/6/22	100,000	100,009
Mohegan Tribal Gaming Authority Tranche B 1st Lien
5.50% 6/15/18	333,241	333,606
Neiman Marcus Group 1st Lien 4.25% 10/25/20	139,642	131,341
Solera Tranche B 1st Lien 5.75% 3/3/23	184,538	185,994
Stardust Finance Holdings 2nd Lien 10.50% 3/13/23	250,000	248,750
Stardust Finance Holdings Tranche B 1st Lien
6.50% 3/13/22 @	261,105	259,799
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	251,370	253,569
Total Senior Secured Loans (cost $6,286,952)		6,398,407

Sovereign Bonds – 0.58%Δ
Indonesia – 0.58%
Indonesia Government International Bond
144A 5.125% 1/15/45 #	1,500,000	1,717,141
144A 6.75% 1/15/44 #	1,800,000	2,465,510
Total Sovereign Bonds (cost $3,659,250)		4,182,651

U.S. Treasury Obligations – 2.81%
U.S. Treasury Bond
2.50% 5/15/46	480,000	508,050
U.S. Treasury Notes
1.125% 7/31/21	4,810,000	4,794,406
1.625% 5/15/26	9,770,000	9,808,543
1.75% 9/30/22	5,000,000	5,115,040
Total U.S. Treasury Obligations (cost $20,149,698)		20,226,039

	Number of shares
Preferred Stock – 0.56%
Bank of America 6.50% ●	595,000	649,353
Freddie Mac 6.02%	40,000	106,400
GMAC Capital Trust I 6.602% ●	17,000	429,420
Morgan Stanley 5.55% ●	455,000	466,944
NorthStar Realty Finance 8.50%	20,000	510,200
Taubman Centers 6.50%	38,205	1,002,117
Vornado Realty Trust 6.625%	33,314	860,834
Total Preferred Stock (cost $4,781,782)		4,025,268

16     NQ-129 [8/16] 10/16 (17650)

(Unaudited)

	Number of shares	Value (U.S. $)
Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $5.50,
expiration date 4/29/19 @†	43,188	$3,887
Total Warrant (cost $358)		3,887

	Principal amount°
Short-Term Investments – 10.46%
Discount Notes – 2.27%≠
Federal Home Loan Bank
0.315% 11/1/16	9,670,370	9,665,457
0.335% 9/7/16	2,401,988	2,401,887
0.335% 9/19/16	2,189,867	2,189,593
0.39% 9/21/16	935,118	934,988
0.39% 9/23/16	1,140,666	1,140,491
		16,332,416
Repurchase Agreements – 5.96%
Bank of America Merrill Lynch
0.26%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $8,446,193 (collateralized by U.S.
government obligations 0.625% 7/15/21;
market value $8,615,059)	8,446,132	8,446,132
Bank of Montreal
0.27%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $14,076,992 (collateralized by U.S.
government obligations 0.362%-8.75%
7/31/17-2/15/45; market value $14,358,425)	14,076,886	14,076,886
BNP Paribas
0.30%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $20,403,152 (collateralized by U.S.
government obligations 0.00%-3.625%
11/17/16-8/15/43; market value $20,811,042)	20,402,982	20,402,982
		42,926,000
U.S. Treasury Obligations – 2.23%≠
U.S. Treasury Bills
0.23% 10/6/16	6,449,331	6,447,919
0.256% 11/3/16	9,670,370	9,665,825
		16,113,744
Total Short-Term Investments (cost $75,371,795)		75,372,160

Total Value of Securities Before Securities
Sold Short – 99.78%
(cost $680,571,518)		718,845,417

NQ-129 [8/16] 10/16 (17650)     17

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

	Number of shares	Value (U.S. $)
Security Sold Short – (0.71%)
iShares U.S. Real Estate ETF	(62,200)	$(5,135,232)
Total Security Sold Short
(proceeds $4,678,191)		(5,135,232)

Total Value of Securities – 99.07%
(cost $675,893,327)		713,710,185

	Number of contracts
Options Written – (0.02%)
Equity Call Options – (0.02%)
GEO Group strike price $22.50, expiration date 9/30/16	(1,250)	(31,250)
JC Penney strike price $9.50, expiration date 9/16/16	(2,500)	(67,500)
Total Options Written
(premium received $240,206)		(98,750)
Receivables and Other Assets Net of Liabilities – 0.95%		6,821,248
Net Assets Applicable to 52,015,340 Shares Outstanding – 100.00%		$720,432,683

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2016, the aggregate value of Rule 144A securities was $76,230,226, which represents 10.58% of the Fund’s net assets.
@	Illiquid security. At Aug. 31, 2016, the aggregate value of illiquid securities was $40,529,192, which represents 5.63% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❖	100% of the income received was in the form of additional par.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2016, the aggregate value of fair valued securities was $1,937,285, which represents 0.27% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Aug. 31, 2016. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Aug. 31, 2016.

18     NQ-129 [8/16] 10/16 (17650)

(Unaudited)

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Aug. 31, 2016.
∞	Fully or partially pledged as collateral for security sold short.

The following foreign currency exchange contracts, futures contract and swap contract were outstanding at Aug. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	JPY	(1,088,640)	USD	10,517	9/1/16	$(5)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(150)	E-mini S&P 500 Index	$(15,898,450)	$(16,271,250)	9/19/16	$(372,800)

Swap Contract
CDS Contract1

Upfront
	Swap		Annual		Payment	Unrealized
	Referenced		Protection	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	(Received)	(Depreciation)[3]
Protection
Purchased:
JPMC -
ICE	CDX.NA.HY.26[4]	29,000,000	5.00%	6/20/21	$(935,132)	$(355,210)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

NQ-129 [8/16] 10/16 (17650)     19

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.
3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(267,067).
4Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
USD – U.S. Dollar
yr – Year

20     NQ-129 [8/16] 10/16 (17650)

Notes
Delaware Wealth Builder Fund	August 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Wealth Builder Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

NQ-129 [8/16] 10/16 (17650)     21

(Unaudited)

2. Investments

At Aug. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$675,893,327
Aggregate unrealized appreciation of investments	$56,386,191
Aggregate unrealized depreciation of investments	(18,569,333)
Net unrealized appreciation of investments	$37,816,858

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

22     NQ-129 [8/16] 10/16 (17650)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$408,132,902	$—	$—	$408,132,902
Exchange-Traded Funds	6,629,716	—	—	6,629,716
Master Limited Partnership[1]	2,864,539	—	1,937,285	4,801,824
Convertible Preferred Stock[1]	13,863,779	491,271	—	14,355,050
Commercial Mortgage-Backed Security	—	553,723	—	553,723
Corporate Debt	—	166,633,286	—	166,633,286
Leveraged Non-Recourse Security	—	—	—	—
Municipal Bonds	—	7,530,504	—	7,530,504
Senior Secured Loans	—	6,398,407	—	6,398,407
Foreign Debt	—	4,182,651	—	4,182,651
U.S. Treasury Obligations	—	20,226,039	—	20,226,039
Preferred Stock[1]	2,802,571	1,222,697	—	4,025,268
Warrant	3,887	—	—	3,887
Short-Term Investments	—	75,372,160	—	75,372,160
Liabilities:
Security Sold Short	(5,135,232)	—	—	(5,135,232)

Total Value of Securities	$429,162,162	$282,610,738	$1,937,285	$713,710,185
Foreign Currency Exchange Contracts	—	(5)	—	(5)
Futures Contracts	(372,800)	—	—	(372,800)
Options Written	(98,750)	—	—	(98,750)
Swap Contract	—	(355,210)	—	(355,210)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Master Limited Partnership	59.66%	—	40.34%	100.00%
Convertible Preferred Stock	96.58%	3.42%	—	100.00%
Preferred Stock	69.62%	30.38%	—	100.00%

NQ-129 [8/16] 10/16 (17650)     23

(Unaudited)

During the period ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

24     NQ-129 [8/16] 10/16 (17650)

Schedule of investments
Delaware Small Cap Core Fund	August 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 98.18%
Basic Materials – 7.85%
Balchem	118,300	$8,284,549
Boise Cascade †	348,365	9,141,098
Chemtura †	329,900	9,893,701
Continental Building Products †	723,200	16,062,272
Kaiser Aluminum	157,800	13,449,294
Minerals Technologies	268,500	18,948,045
Neenah Paper	223,800	18,000,234
Quaker Chemical	147,800	14,780,000
Worthington Industries	346,600	14,869,140
		123,428,333
Business Services – 5.86%
ABM Industries	322,500	12,393,675
Convergys	446,700	13,325,061
Essendant	415,000	8,038,550
Kforce	657,575	12,724,076
On Assignment †	375,000	14,141,250
TeleTech Holdings	319,300	9,052,155
U.S. Ecology	204,180	9,159,515
WageWorks †	215,651	13,325,075
		92,159,357
Capital Goods – 10.15%
AAON	575,490	16,286,367
Applied Industrial Technologies	305,049	14,495,928
Barnes Group @	460,600	19,041,204
Columbus McKinnon @	522,961	9,183,195
ESCO Technologies @	386,087	17,420,245
Esterline Technologies †	73,500	5,655,825
Federal Signal	596,700	7,822,737
Granite Construction	386,541	18,553,968
Kadant @	266,618	14,301,390
KLX †	316,700	11,825,578
MYR Group †	345,000	10,005,000
Tetra Tech	427,500	15,090,750
		159,682,187
Communications Services – 1.25%
ATN International	159,584	10,427,219
InterXion Holding †	247,991	9,250,064
		19,677,283
Consumer Discretionary – 2.68%
Express †	732,100	8,660,743
G-III Apparel Group †	322,600	10,184,482
Malibu Boats Class A @†	636,500	8,713,685

NQ-480 [8/16] 10/16 (17658)     1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Consumer Discretionary (continued)
Steven Madden †	416,350	$14,609,721
		42,168,631
Consumer Services – 3.77%
Cheesecake Factory	175,700	9,032,737
Chuy’s Holdings †	113,400	3,433,752
Del Frisco’s Restaurant Group @†	682,800	10,276,140
Fiesta Restaurant Group †	346,900	8,762,694
Jack in the Box	154,680	15,384,473
Popeyes Louisiana Kitchen †	228,520	12,461,196
		59,350,992
Consumer Staples – 2.29%
Casey’s General Stores	89,900	11,804,769
J&J Snack Foods @	126,486	15,431,292
Prestige Brands Holdings †	183,100	8,812,603
		36,048,664
Credit Cyclicals – 1.14%
Tenneco †	321,000	17,921,430
		17,921,430
Energy – 2.70%
Carrizo Oil & Gas †	409,200	15,668,268
Parsley Energy Class A †	136,009	4,603,905
PDC Energy †	139,600	9,269,440
RSP Permian †	333,015	13,004,236
		42,545,849
Financials – 17.90%
American Equity Investment Life Holding	587,100	10,344,702
Bryn Mawr Bank	157,600	5,069,992
Cardinal Financial	423,700	11,376,345
City Holding @	283,984	14,366,751
CoBiz Financial @	505,460	6,636,690
Essent Group †	345,700	9,188,706
Evercore Partners Class A	194,000	9,940,560
Flushing Financial @	496,400	11,511,516
Great Western Bancorp	395,700	13,548,768
Hope Bancorp	755,380	12,992,536
Houlihan Lokey	294,760	7,298,258
Huntington Bancshares	495	4,955
Independent Bank @	191,800	10,161,564
Infinity Property & Casualty @	118,800	10,010,088
Old National Bancorp	982,200	13,907,952
Primerica	280,900	15,991,637
Prosperity Bancshares	284,900	15,803,403

2     NQ-480 [8/16] 10/16 (17658)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financials (continued)
Selective Insurance Group @	365,500	$14,583,450
Sterling Bancorp	857,200	15,301,020
Stifel Financial †	285,900	11,250,165
Umpqua Holdings	757,900	12,444,718
United Fire Group	220,573	9,530,959
Webster Financial	438,900	16,954,707
Western Alliance Bancorp †	378,500	14,466,270
WSFS Financial	227,100	8,834,190
		281,519,902
Healthcare – 14.57%
Acorda Therapeutics †	372,300	8,964,984
Air Methods †	382,100	13,442,278
Catalent †	550,200	13,881,546
Cepheid †	396,100	13,594,152
CONMED	333,140	13,592,112
CryoLife @	580,940	9,265,993
HealthSouth	258,200	10,511,322
ICON †	185,000	14,206,150
Ligand Pharmaceuticals Class B †	121,000	12,500,510
Medicines †	342,700	13,423,559
Merit Medical Systems †	562,087	13,624,989
Quidel †	551,821	12,013,143
Retrophin †	598,200	9,583,164
Spectrum Pharmaceuticals †	1,062,300	5,640,813
Team Health Holdings †	302,400	10,069,920
TESARO †	170,200	14,414,238
Vanda Pharmaceuticals †	708,100	10,890,578
WellCare Health Plans †	89,500	10,086,650
West Pharmaceutical Services	122,120	9,993,080
Wright Medical Group †	382,500	9,470,700
		229,169,881
Media – 0.59%
National CineMedia	624,850	9,341,507
		9,341,507
Real Estate – 7.64%
DCT Industrial Trust	235,950	11,493,125
EastGroup Properties	198,900	14,595,282
EPR Properties	84,200	6,594,544
First Industrial Realty Trust	244,300	7,028,511
Gramercy Property Trust	976,800	9,455,424
Kite Realty Group Trust	539,400	15,577,872
LaSalle Hotel Properties	416,900	11,698,214

NQ-480 [8/16] 10/16 (17658)     3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Real Estate (continued)
Life Storage	61,730	$5,555,700
Mack-Cali Realty	423,200	11,748,032
Pebblebrook Hotel Trust	361,700	10,865,468
Ramco-Gershenson Properties Trust @	805,100	15,643,093
		120,255,265
Technology – 15.99%
Anixter International †	155,350	9,933,079
Applied Micro Circuits †	1,282,441	8,951,438
Brooks Automation	394,800	4,978,428
Callidus Software †	589,400	11,387,208
ExlService Holdings †	319,190	16,336,144
GrubHub †	235,000	9,533,950
Guidewire Software †	197,700	12,164,481
inContact †	438,770	6,094,515
j2 Global	253,400	17,274,278
KEYW Holding †	658,800	6,568,236
MACOM Technology Solutions Holdings †	171,000	7,045,200
MaxLinear Class A †	545,400	10,455,318
Microsemi †	298,600	11,932,056
NETGEAR †	188,310	10,733,670
Plantronics	187,200	9,481,680
Proofpoint †	246,700	18,983,565
Q2 Holdings †	167,100	4,732,272
Semtech †	515,400	13,709,640
Shutterfly †	284,500	14,287,590
Silicon Laboratories †	229,500	13,150,350
Synaptics †	233,820	13,320,725
Tyler Technologies †	42,800	7,017,060
WNS Holdings ADR @†	456,998	13,403,751
		251,474,634
Transportation – 1.48%
Swift Transportation †	476,300	8,863,943
XPO Logistics †	400,900	14,352,220
		23,216,163
Utilities – 2.32%
NorthWestern	282,000	16,305,240
South Jersey Industries	264,700	7,856,296
Spire	190,700	12,338,290
		36,499,826
Total Common Stock (cost $1,424,075,942)		1,544,459,904

4     NQ-480 [8/16] 10/16 (17658)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 5.22%
Discount Notes – 0.37%≠
Federal Home Loan Bank
0.315% 11/1/16	4,562,005	$4,559,688
0.335% 9/7/16	621,096	621,070
0.335% 9/19/16	594,803	594,728
		5,775,486
Repurchase Agreements – 3.95%
Bank of America Merrill Lynch
0.26%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $12,218,114 (collateralized by U.S.
government obligations 0.625% 7/15/21;
market value $12,462,393)	12,218,026	12,218,026
Bank of Montreal
0.27%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $20,363,530 (collateralized by U.S.
government obligations 0.3622%–8.75%
7/31/17–2/15/45; market value $20,770,645)	20,363,377	20,363,377
BNP Paribas
0.30%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $29,514,843 (collateralized by U.S.
government obligations 0.00%–3.625%
11/17/16–8/15/43; market value $30,104,889)	29,514,597	29,514,597
		62,096,000
U.S. Treasury Obligations – 0.90%≠
U.S. Treasury Bills
0.23% 10/6/16	9,644,837	9,642,725
0.256% 11/3/16	4,562,005	4,559,861
		14,202,586
Total Short-Term Investments (cost $82,073,972)		82,074,072

Total Value of Securities – 103.40%
(cost $1,506,149,914)		1,626,533,976
Liabilities Net of Receivables and Other Assets – (3.40%)		(53,525,343)
Net Assets Applicable to 77,281,702 Shares Outstanding – 100.00%		$1,573,008,633

@	Illiquid security. At Aug. 31, 2016, the aggregate value of illiquid securities was $199,950,047, which represents 12.71% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-480 [8/16] 10/16 (17658)     5

Notes
Delaware Small Cap Core Fund	August 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Aug. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,506,149,914
Aggregate unrealized appreciation of investments	$182,696,423
Aggregate unrealized depreciation of investments	(62,312,361)
Net unrealized appreciation of investments	$120,384,062

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-480 [8/16] 10/16 (17658)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$1,544,459,904	$—	$1,544,459,904
Short-Term Investments	—	82,074,072	82,074,072
Total Value of Securities	$1,544,459,904	$82,074,072	$1,626,533,976

During the period ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-480 [8/16] 10/16 (17658)     7

Schedule of investments
Delaware Small Cap Value Fund	August 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.37%
Basic Industry – 10.00%
Albemarle	458,200	$36,642,254
Berry Plastics Group †	1,447,010	65,679,784
Chemtura †	997,500	29,915,025
Clearwater Paper †	490,105	30,420,817
HB Fuller	910,300	43,221,044
Kaiser Aluminum	212,127	18,079,584
Olin	1,791,800	38,774,552
PH Glatfelter	181,516	4,024,210
Trinseo	557,300	32,245,378
		299,002,648
Business Services – 1.44%
Deluxe	333,800	22,755,146
Essendant	385,418	7,465,547
WESCO International †	204,600	12,717,936
		42,938,629
Capital Spending – 7.70%
Altra Industrial Motion @	819,943	23,122,393
CIRCOR International	197,900	11,687,974
EnPro Industries	260,400	14,035,560
H&E Equipment Services	1,436,400	22,881,852
ITT	1,009,600	36,527,328
MasTec †	2,107,000	62,051,150
Primoris Services	1,342,700	25,806,694
Regal Beloit	239,900	14,713,067
Tetra Tech	122,633	4,328,945
Thermon Group Holdings @†	808,429	15,222,718
		230,377,681
Consumer Cyclical – 3.71%
Barnes Group	604,100	24,973,494
Knoll	746,169	19,743,632
Meritage Homes †	754,400	27,082,960
Standard Motor Products	403,340	18,073,665
Tenneco †	379,200	21,170,736
		111,044,487
Consumer Services – 7.05%
Asbury Automotive Group †	188,700	10,136,964
Cable One	4,640	2,510,797
Cato Class A	323,044	11,073,948
Cheesecake Factory	488,700	25,124,067
Cinemark Holdings	546,431	21,119,558
Finish Line Class A	274,400	6,604,808
Genesco †	159,881	11,613,756

NQ-021 [8/16] 10/16 (17656)     1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Consumer Services (continued)
International Speedway Class A	557,900	$18,572,491
Meredith	339,318	17,997,427
Steven Madden †	610,150	21,410,164
Texas Roadhouse	392,200	17,362,694
UniFirst	200,400	25,729,356
Wolverine World Wide	899,200	21,499,872
		210,755,902
Consumer Staples – 3.19%
Core-Mark Holding	457,300	17,445,995
J&J Snack Foods	224,100	27,340,200
Pinnacle Foods	518,600	26,267,090
Scotts Miracle-Gro Class A	292,200	24,194,160
		95,247,445
Energy – 6.35%
Dril-Quip †	274,162	15,235,182
Helix Energy Solutions Group †	2,225,900	16,694,250
Jones Energy Class A †	395,900	1,096,643
Oasis Petroleum †	2,117,000	20,069,160
Patterson-UTI Energy	1,643,500	32,031,815
SM Energy	952,800	36,092,064
Southwest Gas	533,600	37,255,952
Western Refining	1,000,000	25,160,000
Whiting Petroleum †	869,100	6,335,739
		189,970,805
Financial Services – 26.85%
American Equity Investment Life Holding	1,492,261	26,293,639
Bank of Hawaii	633,000	45,601,320
Boston Private Financial Holdings	1,778,400	22,905,792
Community Bank System @	907,700	43,070,365
East West Bancorp	2,090,923	77,656,880
First Financial Bancorp @	1,491,600	32,516,880
First Interstate BancSystem @	581,300	17,869,162
First Midwest Bancorp	1,377,900	26,965,503
Great Western Bancorp	1,179,050	40,370,672
Hancock Holding	1,345,700	43,910,191
Independent Bank	247,300	13,101,954
Infinity Property & Casualty @	259,682	21,880,805
Main Street Capital	594,400	20,423,584
NBT Bancorp @	1,138,200	36,752,478
ProAssurance	576,900	31,741,038
Prosperity Bancshares	492,500	27,318,975
S&T Bancorp @	664,556	19,105,985

2     NQ-021 [8/16] 10/16 (17656)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financial Services (continued)
Selective Insurance Group @	1,382,300	$55,153,770
Stifel Financial †	930,700	36,623,045
Umpqua Holdings	1,243,000	20,410,060
Validus Holdings	597,384	30,341,133
Valley National Bancorp	3,174,100	30,630,065
Webster Financial	1,411,400	54,522,382
WesBanco @	847,400	27,735,402
		802,901,080
Healthcare – 4.72%
Haemonetics †	363,800	13,518,808
Owens & Minor	709,000	24,368,330
Service International	640,100	16,924,244
STERIS	310,480	21,944,726
Teleflex	122,200	22,373,598
VCA †	258,600	18,311,466
VWR †	852,616	23,796,513
		141,237,685
Real Estate – 8.70%
Alexander & Baldwin	550,100	22,075,513
Brandywine Realty Trust	2,302,537	37,139,922
Education Realty Trust	537,933	24,373,744
Healthcare Realty Trust	886,200	31,070,172
Highwoods Properties	748,400	39,695,136
Lexington Realty Trust	2,873,400	31,003,986
Ramco-Gershenson Properties Trust	1,163,089	22,598,819
Summit Hotel Properties	1,582,100	22,624,030
Washington Real Estate Investment Trust	907,400	29,490,500
		260,071,822
Technology – 12.57%
Brocade Communications Systems	1,608,500	14,444,330
Cirrus Logic †	519,500	26,364,625
CommScope Holding †	1,208,448	35,733,807
Electronics For Imaging †	743,900	35,022,812
MaxLinear Class A †	485,600	9,308,952
NetScout Systems †	870,406	25,746,609
ON Semiconductor †	3,142,800	33,942,240
PTC †	763,800	32,591,346
Super Micro Computer †	917,300	19,841,199
Synopsys †	888,300	52,667,307
Tech Data †	344,619	25,584,515

NQ-021 [8/16] 10/16 (17656)     3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Technology (continued)
Teradyne	1,322,400	$27,849,744
Vishay Intertechnology	2,597,700	36,783,432
		375,880,918
Transportation – 2.34%
Kirby †	262,400	13,671,040
Matson	514,200	19,842,978
Saia †	353,950	10,770,699
Werner Enterprises	1,119,300	25,833,444
		70,118,161
Utilities – 2.75%
Black Hills	433,500	25,364,085
El Paso Electric	572,400	26,152,956
NorthWestern	531,400	30,725,548
		82,242,589
Total Common Stock (cost $2,271,227,031)		2,911,789,852

Exchange-Traded Fund – 1.88%
iShares Russell 2000 Value ETF	538,400	56,182,040
Total Exchange-Traded Fund (cost $52,072,164)		56,182,040

	Principal amount°
Short-Term Investments – 0.36%
Discount Notes – 0.11%≠
Federal Home Loan Bank
0.335% 9/7/16	1,927,435	1,927,354
0.335% 9/19/16	1,592,325	1,592,126
		3,519,480
Repurchase Agreements – 0.25%
Bank of America Merrill Lynch
0.26%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $1,466,858 (collateralized by U.S.
government obligations 0.625% 7/15/21;
market value $1,496,186)	1,466,848	1,466,848
Bank of Montreal
0.27%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $2,444,765 (collateralized by U.S.
government obligations 0.3622%–8.75%
7/31/17–2/15/45; market value $2,493,641)	2,444,746	2,444,746

4     NQ-021 [8/16] 10/16 (17656)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.30%, dated 8/31/16, to be repurchased on 9/1/16,
repurchase price $3,543,435 (collateralized by U.S.
government obligations 0.00%–3.625%
11/17/16–8/15/43; market value $3,614,274)	3,543,406	$3,543,406
		7,455,000
Total Short-Term Investments (cost $10,974,386)		10,974,480

Total Value of Securities – 99.61%
(cost $2,334,273,581)		2,978,946,372
Receivables and Other Assets Net of Liabilities – 0.39%		11,553,322
Net Assets Applicable to 55,272,568 Shares Outstanding – 100.00%		$2,990,499,694

@	Illiquid security. At Aug. 31, 2016, the aggregate value of illiquid securities was $292,429,958, which represents 9.78% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-021 [8/16] 10/16 (17656)     5

Notes
Delaware Small Cap Value Fund	August 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V (Trust) - Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Aug. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Aug. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$2,334,273,581
Aggregate unrealized appreciation of investments	$741,508,292
Aggregate unrealized depreciation of investments	(96,835,501)
Net unrealized appreciation of investments	$644,672,791

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-021 [8/16] 10/16 (17656)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$2,911,789,852	$—	$2,911,789,852
Exchange-Traded Fund	56,182,040	—	56,182,040
Short-Term Investments	—	10,974,480	10,974,480
Total Value of Securities	$2,967,971,892	$10,974,480	$2,978,946,372

During the period ended Aug. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-021 [8/16] 10/16 (17656)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: